Templeton Global Smaller Companies Fund

 Franklin Templeton International Trust

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954.527.7500

fax 954.847.2288

August 6, 2015

Filed Via EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:

Templeton Global Smaller Companies Fund (the " Global Fund")

       File Nos. 002-70889 and 811-03143

Franklin Templeton International Trust (the "Trust")

 on behalf of Templeton Foreign Smaller Companies Fund (the " Foreign Fund" and together with Global Fund the “Funds”)

       File Nos. 033-41340 and 811-06336

       PRELIMINARY PROXY MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Funds in connection with a special meeting of shareholders (the "Meeting") of the Funds, scheduled to be held on October 27, 2015. Definitive copies of these proxy materials are expected to be released to shareholders in August.

At the Meeting, shareholders will be asked to: (1) to approve a new investment management agreement with Templeton Investment Counsel, LLC; (2) to approve a new subadvisory agreement with Franklin Templeton Investments Corp.; (3) to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval; (4) For the Foreign Fund, to approve an agreement and plan of reorganization that provides for the reorganization of the Foreign Fund into a newly created series of Templeton Global Investment Trust; and (5) For the Global Fund, to elect a Board of Trustees.

The Funds intend to mail definitive proxy materials to the Funds’ shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Tara Gormel, Esq. at 954/527-7583.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

FRANKLIN TEMPLETON INTERNATIONAL TRUST

            on behalf of TEMPLETON FOREIGN SMALLER COMPANIES FUND

/s/Lori A. Weber

Lori A. Weber

Vice President

LAW/smk